Common Stock (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Summary of Shares Common Stock for Future Issuance

As of December 31, 2016, Aerpio has reserved the following shares of Aerpio common stock for future issuance:

Conversion of Series A Preferred Stock	1,239,338
Conversion of Series A1 Preferred Stock	8,289,663
Conversion of Series A2 Preferred Stock	4,486,015
Conversion of unvested restricted stock awards	241,096
Exercise of options to purchase Aerpio common stock	927,593

Total	15,183,705